Prepaid Expenses and Other Current Assets (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Prepaid expenses and other current assets [Line Items]
Prepaid expenses and other current assets	$ 723	$ 443	$ 387
Prepayments to suppliers [Member]
Prepaid expenses and other current assets [Line Items]
Prepaid expenses and other current assets	710	400	174
Restricted deposit [Member]
Prepaid expenses and other current assets [Line Items]
Prepaid expenses and other current assets		0	168
Prepaid leases [Member]
Prepaid expenses and other current assets [Line Items]
Prepaid expenses and other current assets	$ 13	$ 43	$ 45